Income Taxes - Schedule of Federal Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net loss for the period	$ (21,650,663)	$ (26,344,492)	$ (26,387,336)
Statutory income tax rate	25.00%	25.00%	25.00%
Expected in tax recovery at statutory income tax rates	$ (5,414,000)	$ (6,586,000)	$ (6,597,000)
Permanent differences	777,000	904,000	2,342,000
Difference in tax rates, foreign exchange, and other	4,866,000	5,695,000	3,723,000
Change in deferred tax assets not recognized	(229,000)	(13,000)	532,000
Income tax recovery